Estimated Amortization Expense Relating to Existing Intangible Assets with Finite Lives (Detail) - Dec. 31, 2020 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Estimated amortization expense
2021	¥ 505	$ 77
2022	448	69
2023	375	57
2024	337	52
2025	¥ 235	$ 36